Segmented information - Disclosure of Selected Financial Information by Geographical Segment (Detail) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Geographical Areas [Line Items]
E&E assets	$ 4,088	$ 5,976
ROU assets	979	1,844
Mining interest, plant and equipment	29,404	35,302
Reclamation bonds	165	165
Deferred tax asset	3,346	4,826
Mexico [member]
Disclosure Of Geographical Areas [Line Items]
E&E assets	4,088	3,932
ROU assets	771	1,584
Mining interest, plant and equipment	29,387	35,268
Deferred tax asset	434	1,914
Canada [member]
Disclosure Of Geographical Areas [Line Items]
ROU assets	208	260
Mining interest, plant and equipment	17	34
Deferred tax asset	2,912	2,912
United States [member]
Disclosure Of Geographical Areas [Line Items]
E&E assets		2,044
Reclamation bonds	$ 165	$ 165